Product Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Product Information [Line Items]
Net Sales	$ 348,419	$ 298,179	$ 279,234
Keys & Locksets
Product Information [Line Items]
Net Sales	115,379	102,157	98,972
Power Access
Product Information [Line Items]
Net Sales	60,141	56,443	62,730
Driver Controls
Product Information [Line Items]
Net Sales	53,729	51,032	41,733
Aftermarket & OE Service
Product Information [Line Items]
Net Sales	49,586	36,487	35,723
Door Handles & Exterior Trim
Product Information [Line Items]
Net Sales	48,034	37,225	31,011
Latches
Product Information [Line Items]
Net Sales	14,664	9,385	3,159
Other
Product Information [Line Items]
Net Sales	$ 6,886	$ 5,450	$ 5,906
Sales
Product Information [Line Items]
Percentage of Net Sales	100.00%	100.00%	100.00%
Sales | Keys & Locksets
Product Information [Line Items]
Percentage of Net Sales	33.00%	34.00%	35.00%
Sales | Power Access
Product Information [Line Items]
Percentage of Net Sales	17.00%	19.00%	23.00%
Sales | Driver Controls
Product Information [Line Items]
Percentage of Net Sales	16.00%	17.00%	15.00%
Sales | Aftermarket & OE Service
Product Information [Line Items]
Percentage of Net Sales	14.00%	12.00%	13.00%
Sales | Door Handles & Exterior Trim
Product Information [Line Items]
Percentage of Net Sales	14.00%	13.00%	11.00%
Sales | Latches
Product Information [Line Items]
Percentage of Net Sales	4.00%	3.00%	1.00%
Sales | Other
Product Information [Line Items]
Percentage of Net Sales	2.00%	2.00%	2.00%